Long-Term Debt (Schedule of debt) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Long-term Debt	$ 332,633	$ 315,539
Total	332,633	315,539
Current Portion of Long-Term Debt	3,495	279,572
Long-Term Debt, Less Current Portion	329,138	35,967
Revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 214,781	$ 271,592
Long-term Debt, Weighted Average Interest Rate	2.22%	1.95%
Debt Instrument, Maturity Date	2022
Total	$ 214,781	$ 271,592
Secured Industrial Revenue Development Bonds [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 22,630
Long-term Debt, Weighted Average Interest Rate		3.02%
Total		$ 22,630
Secured Industrial Revenue Development Bond [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 999	$ 1,200
Long-term Debt, Weighted Average Interest Rate	2.00%	2.00%
Debt Instrument, Maturity Date	2021
Total	$ 999	$ 1,200
Secured promissory note 1 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 10,340	$ 12,114
Long-term Debt, Weighted Average Interest Rate	6.98%	6.98%
Debt Instrument, Maturity Date	2022
Total	$ 10,340	$ 12,114
Secured promissory note 2 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 1,782	$ 2,474
Long-term Debt, Weighted Average Interest Rate	6.35%	6.35%
Debt Instrument, Maturity Date	2020
Total	$ 1,782	$ 2,474
Other [Member]
Debt Instrument [Line Items]
Long-term Debt	216	216
Total	216	216
Lease financing obligations [Member}
Debt Instrument [Line Items]
Long-term Debt	$ 4,679	$ 5,313
Long-term Debt, Weighted Average Interest Rate	2.62%	2.62%
Debt Instrument, Maturity Date	2020
Total	$ 4,679	$ 5,313
Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 99,836
Long-term Debt, Weighted Average Interest Rate	3.38%
Debt Instrument, Maturity Date	2022
Total	$ 99,836